Note 7 - Long-term Debt and Notes Payable	12 Months Ended
Oct. 31, 2024
Notes to Financial Statements
Long-Term Debt [Text Block]
(7)	Long-term Debt and Notes Payable

The Company has credit facilities consisting of a real estate term loan, as amended and restated (the “Virginia Real Estate Loan”) and a Revolving Credit Master Promissory Note and related Loan and Security Agreement (collectively, the “Revolver”).

The Virginia Real Estate Loan is with Northeast Bank and is payable in monthly installments of principal and interest. Principal is calculated using the unpaid balance of the loan and a two hundred forty (240) month amortization schedule. Interest is computed on the aggregate principal balance outstanding at a rate equal to the Prime Rate, adjusted monthly on the fifth day of each calendar month in accordance with changes to the Prime Rate, provided, however, that the interest rate is never less than 8.5% per annum on the basis of a 360-day year times the actual number of days elapsed. The Prime Rate was 8.0% per annum at October 31, 2024 and 8.5% at October 31, 2023. The maturity date of the Virginia Real Estate Loan is May 5, 2026.

On October 31, 2023, OCC and Northeast Bank entered into an Omnibus Amendment of Loan Documents (the “Amendment”) to modify certain loan documents currently in effect between the parties related to the Virginia Real Estate Loan and a supplemental real estate term loan (the “North Carolina Real Estate Loan”). The primary purpose of the Amendment was to: (i) pay off the North Carolina Real Estate Loan; (ii) pay down the balance on the Virginia Real Estate Loan; (iii) extend the maturity date of the Virginia Real Estate Loan through May 5, 2026; (iv) release the collateral of the North Carolina Real Estate Loan; and (v) effective October 5, 2023, modify the interest rate of the Virginia Real Estate Loan to a variable rate equal to the Prime Rate, provided that the interest rate shall never be less than 8.5% per annum.

The Loan is secured by a first lien deed of trust on the land and buildings at the Company’s headquarters and manufacturing facilities located in Roanoke, Virginia.

The Company had an outstanding balance on its Virginia Real Estate Loan of $2.6 million as of October 31, 2024 and $2.7 million as of October 31, 2023.

On June 27, 2024, OCC entered into a Modification Agreement with North Mill Capital LLC (now doing business as SLR Business Credit, “SLR”) to modify the existing Loan and Security Agreement (“Loan Agreement”) dated July 24, 2020. In addition to certain other modifications to the Loan Agreement as set forth in the Modification Agreement, the Modification Agreement provides a two-year extension of the initial term of the Loan Agreement to July 24, 2027, and increases the eligible inventory maximum from $5,000,000 to $7,000,000.

The Revolver with SLR provides the Company with one or more advances in an amount up to: (a) 85% of the aggregate outstanding amount of eligible accounts (the “eligible accounts loan value”); plus (b) the lowest of (i) an amount up to 35% of the aggregate value of eligible inventory, (ii) $7,000,000, and (iii) an amount not to exceed 100% of the then outstanding eligible accounts loan value; minus (c) $1,150,000.

The maximum aggregate principal amount subject to the Revolver is $18,000,000. Interest accrues on the daily balance at the per annum rate of 1.5% above the Prime Rate in effect from time to time, but not less than 4.75% (the “Applicable Rate”). As a result, the Revolver accrued interest at 9.5% at October 31, 2024 and 10.0% at October 31, 2023. In the event of a default, interest may become 6.0% above the Applicable Rate. The loan may be extended in one year periods subject to the agreement of SLR.

The Company’s Revolver requires a lockbox arrangement, which provides for all cash receipts to be swept daily to reduce the balance outstanding.  This arrangement, combined with the existence of a “subjective acceleration clause” (as defined by U.S. generally accepted accounting principles) in the Revolver, requires the balance on the Revolver to be classified as a current liability. The “subjective acceleration clause” allows SLR to declare an event of default if there is a material adverse change in the Company’s business or financial condition. Upon the occurrence of an event of default, SLR may, among other things, declare all obligations payable in full.  Management believes that no such material adverse change has occurred.  In addition, at October 31, 2024 and through the date of this report, SLR has not informed the Company that any such event of default has occurred.  On June 27, 2024, the Revolver was extended through July 24, 2027 and Management believes that the Company will continue to be able to borrow on the Revolver to fund its operations over the remaining term.

The Revolver is secured by all of the following assets, properties, rights and interests in property of the Company whether now owned or existing, or hereafter acquired or arising, and wherever located; all accounts, equipment, commercial tort claims, general intangibles, chattel paper, inventory, negotiable collateral, investment property, financial assets, letter-of-credit rights, supporting obligations, deposit accounts, money or assets of the Company, which hereafter come into the possession, custody, or control of SLR; all proceeds and products, whether tangible or intangible, of any of the foregoing, including proceeds of insurance covering any or all of the foregoing; any and all tangible or intangible property resulting from the sale, lease, license or other disposition of any of the foregoing, or any portion thereof or interest therein, and all proceeds thereof; and any other assets of the Company which may be subject to a lien in favor of SLR as security for the obligations under the Loan Agreement.

As of October 31, 2024, the Company had $8.3 million of outstanding borrowings on its Revolver and $3.2 million in available credit. As of October 31, 2023, the Company had $8.3 million of outstanding borrowings on its Revolver and $2.6 million in available credit.

The aggregate maturities of long-term debt for each of the three years subsequent to October 31, 2024 are $57,184 in fiscal year 2025, $2,570,791 in fiscal year 2026 and $8,321,782 in fiscal year 2027.